Note 8 - Provision for Income Taxes - Effective Income Tax Reconciliation (Details) - Domestic Tax Jurisdiction [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statutory U.S. federal tax rate	$ (3,188)	$ (913)
Statutory U.S. federal tax rate, percent	(21.00%)	(21.00%)
State and local income taxes, net of federal benefit	$ 0	$ 0
State and local income taxes, net of federal benefit, percent	0.00%	0.00%
Stock compensation	$ 623	$ 433
Stock compensation, percent	4.10%	10.00%
Other	$ 5,079	$ 227
Other, percent	33.50%	5.20%
Valuation Allowance	$ (2,514)	$ 253
Valuation Allowance, percent	(16.60%)	5.80%
Total	$ 0	$ 0
Total, percent	0.00%	0.00%